Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets [Abstract]
Amortization expense	$ 62,149	$ 22,196	$ 26,951
Purchasing land use right	$ 3,400,000